John Hancock
Tax-Advantaged Global Shareholder Yield Fund
Quarterly portfolio holdings 7/31/2021

Fund’s investments
As of 7-31-21 (unaudited)
	Shares	Value
Common stocks 97.6%		$70,980,687
(Cost $70,785,901)
Canada 8.6%		6,263,698
BCE, Inc.	15,000	748,677
Fortis, Inc.	11,400	517,002
Great-West Lifeco, Inc.	21,081	634,322
Nutrien, Ltd.	21,500	1,277,100
Restaurant Brands International, Inc. (A)	15,500	1,056,945
Rogers Communications, Inc., Class B	8,200	418,544
Royal Bank of Canada	9,100	920,357
TELUS Corp.	31,100	690,751
France 5.0%		3,623,812
AXA SA	27,900	722,527
Danone SA	5,546	407,928
Orange SA	56,193	625,379
Sanofi	8,900	917,352
TotalEnergies SE	21,800	950,626
Germany 8.1%		5,911,961
Allianz SE	4,853	1,206,278
BASF SE	10,600	832,931
Bayer AG	6,407	381,723
Deutsche Post AG	14,300	969,128
Deutsche Telekom AG	42,090	873,542
Muenchener Rueckversicherungs-Gesellschaft AG	3,900	1,052,313
Siemens AG	3,820	596,046
Ireland 0.9%		643,419
Medtronic PLC	4,900	643,419
Italy 3.1%		2,274,259
Assicurazioni Generali SpA	34,900	695,841
Snam SpA	175,400	1,060,965
Terna SpA	65,200	517,453
Japan 2.5%		1,783,875
Takeda Pharmaceutical Company, Ltd.	26,900	895,407
Tokio Marine Holdings, Inc.	9,600	457,546
Toyota Motor Corp.	4,800	430,922
Norway 1.4%		1,035,575
Orkla ASA	40,000	363,296
Telenor ASA	38,721	672,279
Singapore 0.7%		496,124
Singapore Exchange, Ltd.	56,700	496,124
South Korea 1.7%		1,199,582
Samsung Electronics Company, Ltd., GDR (B)	700	1,199,582
Spain 0.5%		376,132
Industria de Diseno Textil SA	11,090	376,132
Switzerland 2.0%		1,444,986
Nestle SA	3,100	392,552
Novartis AG	7,203	666,122
Roche Holding AG	1,000	386,312
2	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan 1.4%		$1,014,768
Taiwan Semiconductor Manufacturing Company, Ltd., ADR (A)	8,700	1,014,768
United Kingdom 8.0%		5,853,282
AstraZeneca PLC, ADR (A)	10,631	608,518
BAE Systems PLC	137,800	1,104,817
British American Tobacco PLC	23,300	866,583
British American Tobacco PLC, ADR (A)	6,800	254,660
Coca-Cola Europacific Partners PLC (A)	7,200	446,832
GlaxoSmithKline PLC	37,500	740,394
Linde PLC	1,400	430,346
National Grid PLC	42,750	546,606
Unilever PLC	14,848	854,526
United States 53.7%		39,059,214
AbbVie, Inc. (A)	10,800	1,256,040
Altria Group, Inc. (A)	16,300	783,052
Ameren Corp. (A)	5,400	453,168
American Electric Power Company, Inc. (A)	6,300	555,156
Amgen, Inc.	1,900	458,926
Analog Devices, Inc. (A)	6,600	1,104,972
Apple, Inc. (A)	5,200	758,472
AT&T, Inc. (A)	16,200	454,410
BlackRock, Inc. (A)	600	520,302
Broadcom, Inc. (A)	2,545	1,235,343
Chevron Corp. (A)	5,900	600,679
Cisco Systems, Inc. (A)	18,400	1,018,808
Cummins, Inc.	2,300	533,830
Dominion Energy, Inc. (A)	8,100	606,447
Dow, Inc. (A)	9,000	559,440
Duke Energy Corp. (A)	4,800	504,528
Eaton Corp. PLC (A)	3,100	489,955
Emerson Electric Company (A)	9,400	948,366
Entergy Corp. (A)	6,484	667,333
Evergy, Inc. (A)	10,000	652,200
Hanesbrands, Inc. (A)	24,082	439,737
Hasbro, Inc. (A)	13,600	1,352,384
IBM Corp. (A)	7,900	1,113,584
Intel Corp. (A)	8,131	436,797
Johnson & Johnson (A)	3,600	619,920
JPMorgan Chase & Co. (A)	4,608	699,402
Kimberly-Clark Corp. (A)	4,900	665,028
KLA Corp. (A)	2,700	940,032
Las Vegas Sands Corp. (A)(C)	8,200	347,270
Lazard, Ltd., Class A (A)	19,100	901,520
Leggett & Platt, Inc.	9,900	475,497
Lockheed Martin Corp. (A)	1,300	483,171
LyondellBasell Industries NV, Class A (A)	5,600	556,248
McDonald’s Corp. (A)	2,000	485,420
Merck & Company, Inc.	9,900	761,013
MetLife, Inc. (A)	17,134	988,632
Microsoft Corp. (A)	5,200	1,481,532
MSC Industrial Direct Company, Inc., Class A (A)	5,800	517,186
NextEra Energy, Inc.	5,600	436,240
Omnicom Group, Inc.	5,000	364,100
PepsiCo, Inc. (A)	2,900	455,155
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
Pfizer, Inc. (A)	35,100	$1,502,634
Philip Morris International, Inc. (A)	11,500	1,151,035
Phillips 66	5,800	425,894
Raytheon Technologies Corp.	4,900	426,055
T. Rowe Price Group, Inc. (A)	2,183	445,681
Target Corp.	1,900	495,995
Texas Instruments, Inc. (A)	4,400	838,728
The Coca-Cola Company (A)	9,900	564,597
The Home Depot, Inc.	1,400	459,466
The PNC Financial Services Group, Inc.	2,400	437,784
The Procter & Gamble Company (A)	2,900	412,467
Truist Financial Corp. (A)	11,900	647,717
United Parcel Service, Inc., Class B (A)	2,300	440,128
Vail Resorts, Inc. (C)	1,168	356,474
Verizon Communications, Inc. (A)	13,900	775,342
Watsco, Inc. (A)	1,900	536,636
WEC Energy Group, Inc. (A)	4,900	461,286

	Yield (%)	Shares	Value
Short-term investments 2.6%			$1,888,230
(Cost $1,888,230)
Short-term funds 0.8%			591,230
State Street Institutional Treasury Money Market Fund, Premier Class	0.0051(D)	591,230	591,230

	Par value^	Value
Repurchase agreement 1.8%		1,297,000

Repurchase Agreement with State Street Corp. dated 7-30-21 at 0.000% to be repurchased at $1,297,000 on 8-2-21, collateralized by $1,290,200 U.S. Treasury Notes, 1.375% due 2-15-23 (valued at $1,323,032)	1,297,000	1,297,000

Total investments (Cost $72,674,131) 100.2%	$72,868,917
Other assets and liabilities, net (0.2%)	(143,662)
Total net assets 100.0%	$72,725,255

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	All or a portion of this security is segregated as collateral for options. Total collateral value at 7-31-21 was $30,134,084.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Non-income producing security.
(D)	The rate shown is the annualized seven-day yield as of 7-31-21.
The fund had the following sector composition as a percentage of net assets on 7-31-21:
Information technology	15.3%
Financials	15.0%
Health care	13.4%
Consumer staples	10.6%
Utilities	9.6%
Industrials	9.6%
Consumer discretionary	8.7%
Communication services	7.6%
4	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Materials	5.1%
Energy	2.7%
Short-term investments and other	2.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$6,263,698	$6,263,698	—	—
France	3,623,812	—	$3,623,812	—
Germany	5,911,961	—	5,911,961	—
Ireland	643,419	643,419	—	—
Italy	2,274,259	—	2,274,259	—
Japan	1,783,875	—	1,783,875	—
Norway	1,035,575	—	1,035,575	—
Singapore	496,124	—	496,124	—
South Korea	1,199,582	—	1,199,582	—
Spain	376,132	—	376,132	—
Switzerland	1,444,986	—	1,444,986	—
Taiwan	1,014,768	1,014,768	—	—
United Kingdom	5,853,282	1,740,356	4,112,926	—
United States	39,059,214	39,059,214	—	—
Short-term investments	1,888,230	591,230	1,297,000	—
Total investments in securities	$72,868,917	$49,312,685	$23,556,232	—
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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